Quarterly Holdings Report
for
Fidelity® Municipal Income Fund
March 31, 2024
HIY-NPRT1-0524
1.815010.119
Municipal Bonds - 98.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.5%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	2,711
Black Belt Energy Gas District Bonds:
Series 2022 E, 5%, tender 6/1/28 (b)	8,020	8,360
Series 2024 A, 5.25%, tender 9/1/32 (b)	6,900	7,457
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	2,400	2,479
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	4,140	3,550
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	17,760	18,786
Southeast Energy Auth. Rev.:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,475	1,483
4% 6/1/30	1,115	1,118
4% 6/1/31	975	971
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	23,655	23,503
TOTAL ALABAMA		70,418
Arizona - 1.9%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, S&P Municipal Bond 7 Day High Grade Rate Index + 0.810% 5.54%, tender 1/1/37 (b)(c)	2,485	2,348
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/30	1,300	1,444
5% 2/1/31	1,250	1,411
5% 2/1/32	1,250	1,432
Arizona Indl. Dev. Auth. Rev.:
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	501
5% 5/1/51	910	501
Series 2019 2, 3.625% 5/20/33	2,720	2,564
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(d)	4,580	4,719
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,212
5% 7/1/31	3,105	3,293
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	230
5% 7/1/48	295	266
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,400	2,515
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	2,140	1,765
6% 1/1/48 (e)	5,260	3,835
Maricopa County Rev.:
Series 2016 A:
5% 1/1/32	8,280	8,682
5% 1/1/33	4,965	5,201
Series 2017 D, 3% 1/1/48	5,970	4,545
Series 2019 E, 3% 1/1/49	3,535	2,658
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	3,825	3,551
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	2,655	2,562
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	910	952
5% 7/1/36 (d)	1,450	1,510
5% 7/1/37 (d)	1,075	1,115
Series 2017 B:
5% 7/1/29	2,070	2,212
5% 7/1/33	2,900	3,087
5% 7/1/36	3,310	3,501
5% 7/1/37	2,070	2,181
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	6,100	6,361
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	1,000	1,003
5% 7/1/49	1,125	1,108
5% 7/1/54	1,330	1,294
5% 7/1/59	2,000	1,927
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	7,370	7,892
TOTAL ARIZONA		90,378
California - 4.2%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,851
Alameda Corridor Trans. Auth. Rev. Series 2024 A, 0% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	3,145	823
California Gen. Oblig. Series 2004:
5.25% 12/1/33	150	150
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	3,032	2,842
Series 2023 A1, 4.375% 9/20/36	8,921	8,769
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	7,540
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/31	1,365	1,584
5% 8/1/34	2,535	2,936
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 5% (f)(g)	2,458	1,081
Series 2018 A, 5% 3/1/42	195	201
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
4% 7/1/38	1,400	1,453
5% 7/1/36	1,600	1,828
5% 7/1/37	1,000	1,135
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,207
Fresno Arpt. Rev. Series 2023 A:
5% 7/1/30 (Build America Mutual Assurance Insured) (d)	2,000	2,195
5% 7/1/31 (Build America Mutual Assurance Insured) (d)	1,000	1,111
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	69,825	7,886
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	4,100	3,563
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	4,140	3,389
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	155
Los Angeles Dept. Arpt. Rev.:
Series 2020 C, 5% 5/15/45 (d)	2,900	3,041
Series 2021 D:
5% 5/15/35 (d)	1,610	1,787
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (d)	90	101
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/25 (d)	3,515	3,587
5% 8/1/26 (d)	1,350	1,399
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	3,161
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	1,595	1,714
4% 8/1/30	465	503
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	3,790
Series 2011 B, 0% 8/1/51	1,950	562
Series 2011, 0% 8/1/46	950	348
Series B:
0% 8/1/37	6,455	4,006
0% 8/1/38	6,890	4,040
0% 8/1/39	19,705	10,995
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	825	827
5% 9/1/26	1,050	1,067
5% 9/1/29	2,185	2,229
5% 9/1/31	985	1,005
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,779
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2021 B:
5% 7/1/46 (d)	10,000	10,551
5% 7/1/56 (d)	7,000	7,299
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	2,193
Series 2008 E, 0% 7/1/47 (h)	7,205	5,530
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (d)	1,000	1,029
Series 2019 B, 5% 5/1/49	3,765	4,007
Series 2022 A:
5% 5/1/26 (d)	6,315	6,488
5% 5/1/27 (d)	6,395	6,671
5% 5/1/28 (d)	8,530	9,032
5% 5/1/29 (d)	5,710	6,143
Series 2022 B, 5% 5/1/52	17,310	18,895
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	6,285
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	4,165
Univ. of California Revs. Series 2021 Q, 3% 5/15/51	6,765	5,322
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	3,725	3,743
TOTAL CALIFORNIA		198,008
Colorado - 2.1%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,128
5% 10/1/43	2,600	2,639
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,378
4% 9/1/36	1,075	1,083
Series 2019 A1, 4% 8/1/44	4,395	4,223
Series 2019 A2:
3.25% 8/1/49	4,110	3,076
4% 8/1/49	17,455	16,231
5% 8/1/37	1,000	1,070
5% 8/1/44	6,145	6,414
Series 2020 A, 4% 9/1/50	1,525	1,464
Series 2021 A, 3% 11/15/51	3,735	2,795
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	855	853
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Series 2024 A, 4% 3/1/47	4,420	4,344
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (d)	2,855	2,966
5% 11/15/27 (d)	2,440	2,581
Series 2018 A:
5% 12/1/34 (d)	4,245	4,868
5% 12/1/36 (d)	4,140	4,374
5% 12/1/37 (d)	8,280	8,694
Series 2022 A:
5% 11/15/33 (d)	1,185	1,335
5% 11/15/36 (d)	10,000	11,097
5.5% 11/15/38 (d)	12,500	14,203
TOTAL COLORADO		97,816
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,895	1,929
Series 2020 A:
4% 1/15/34	8,385	8,891
4% 1/15/38	1,000	1,031
Series 2021 A:
3% 1/15/35	1,000	962
3% 1/15/39	1,475	1,317
3% 1/15/40	1,770	1,560
Series 2021 B:
3% 6/1/38	1,850	1,673
3% 6/1/40	1,740	1,529
4% 1/15/39	3,305	3,408
Series 2022 B, 3% 1/15/40	3,710	3,270
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	429
5% 7/1/27	290	305
5% 7/1/28	525	552
5% 7/1/29	330	348
Series 2016 K, 4% 7/1/46	7,315	6,601
Series 2018 K-3, 5% 7/1/36	895	909
Series 2019 A:
4% 7/1/35	3,905	3,837
5% 7/1/39 (e)	3,930	3,573
5% 7/1/49 (e)	285	242
Series 2020 A:
4% 7/1/37	2,500	2,513
4% 7/1/38	1,120	1,123
5% 7/1/32	2,000	2,172
5% 7/1/34	3,500	3,807
Series 2020 K, 5% 7/1/44 (e)	1,525	1,426
Series 2021 S, 4% 6/1/51	1,675	1,579
Series 2022 M:
4% 7/1/36	4,000	3,992
4% 7/1/52	2,515	2,311
Series G, 5% 7/1/50 (e)	1,800	1,617
Series K1:
5% 7/1/27	415	422
5% 7/1/29	1,060	1,089
5% 7/1/30	830	853
5% 7/1/31	1,400	1,437
5% 7/1/32	1,000	1,025
5% 7/1/33	2,500	2,560
5% 7/1/34	620	634
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,565	1,511
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	3,485	3,533
5% 4/1/39 (e)	4,865	4,888
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	885	934
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/36 (e)	1,390	1,240
TOTAL CONNECTICUT		83,032
District Of Columbia - 1.3%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/35	2,115	2,284
5% 10/1/37	2,125	2,271
5% 10/1/39	2,000	2,121
5% 10/1/44	7,000	7,321
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	6,355	4,846
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	7,815	7,345
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 5% 10/1/47	7,150	7,400
(Dulles Metrorail and Cap. Impts. Projs.) Series 2022 A, 3% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	3,600	2,659
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (d)	1,200	1,261
5% 10/1/32 (d)	1,855	1,948
5% 10/1/33 (d)	910	956
5% 10/1/35 (d)	2,070	2,168
5% 10/1/42 (d)	4,140	4,256
Series 2020 A:
5% 10/1/26 (d)	9,015	9,344
5% 10/1/27 (d)	3,125	3,298
5% 10/1/28 (d)	1,560	1,676
TOTAL DISTRICT OF COLUMBIA		61,154
Florida - 5.9%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	1,445	1,471
Broward County Arpt. Sys. Rev.:
Series 2017:
5% 10/1/25 (d)	205	208
5% 10/1/26 (d)	930	962
5% 10/1/27 (d)	830	874
5% 10/1/29 (d)	2,200	2,309
5% 10/1/30 (d)	610	641
5% 10/1/32 (d)	2,900	3,038
5% 10/1/33 (d)	1,080	1,131
5% 10/1/34 (d)	1,055	1,103
5% 10/1/35 (d)	1,240	1,294
5% 10/1/36 (d)	1,655	1,721
5% 10/1/37 (d)	1,865	1,932
5% 10/1/42 (d)	3,520	3,607
5% 10/1/47 (d)	4,965	5,057
Series A:
5% 10/1/28 (d)	2,485	2,524
5% 10/1/30 (d)	2,900	2,947
5% 10/1/31 (d)	2,485	2,525
5% 10/1/32 (d)	2,320	2,357
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	576
Series 2015 A, 5% 7/1/27	830	846
Series 2016, 5% 7/1/32	1,820	1,872
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/28	2,000	2,059
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	1,736
5% 7/1/32	10,120	10,291
Series 2016 A, 5% 7/1/33	1,110	1,142
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
4% 8/15/45	2,820	2,520
4% 8/15/50	1,525	1,306
Florida Dept. of Trans. Tpk. Rev.:
Series 2020 A, 3% 7/1/35	3,540	3,385
Series 2021 C, 3% 7/1/46	1,500	1,217
Series 2022 B:
4% 7/1/36	4,155	4,351
4% 7/1/37	4,525	4,703
4% 7/1/38	4,710	4,865
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2020 A, 3% 12/1/48	5,015	3,820
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	2,050	2,083
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	5,366
Series 2015 C:
5% 10/1/30	2,705	2,745
5% 10/1/40	1,655	1,665
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	1,877
5% 10/1/31	1,975	2,045
Series 2015 B:
5% 10/1/28	830	847
5% 10/1/30	1,490	1,517
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	830	841
Series 2016:
5% 10/1/26 (d)	1,405	1,454
5% 10/1/27 (d)	830	874
Series 2017 A:
5% 10/1/25 (d)	275	279
5% 10/1/25 (Escrowed to Maturity) (d)	555	566
5% 10/1/27 (d)	385	405
5% 10/1/27 (Escrowed to Maturity) (d)	1,270	1,341
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (d)	2,485	2,620
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (d)	2,665	2,810
5% 10/1/34 (d)	4,965	5,193
5% 10/1/37 (d)	5,175	5,360
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/24	230	230
JEA Wtr. & Swr. Sys. Rev. Series 2021 A:
4% 10/1/37	4,560	4,723
4% 10/1/38	1,090	1,128
Miami-Dade County Aviation Rev.:
Series 2015 A:
5% 10/1/29 (d)	1,310	1,330
5% 10/1/31 (d)	1,100	1,118
5% 10/1/35 (d)	4,555	4,573
Series 2016 A:
5% 10/1/29	1,200	1,244
5% 10/1/31	1,450	1,500
Series 2017 B, 5% 10/1/40 (d)	10,760	11,067
Series 2019 A, 5% 10/1/49 (d)	11,860	12,190
Miami-Dade County Expressway Auth.:
Series 2014 B, 5% 7/1/28	830	832
Series 2016 A:
5% 7/1/32	3,560	3,655
5% 7/1/33	3,020	3,100
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	3,375	3,419
Series 2016 A, 5% 5/1/30	6,225	6,433
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 4% 10/1/35	3,900	3,964
Series 2021:
5% 10/1/31	1,250	1,431
5% 10/1/32	645	738
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	1,605	1,633
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (d)	1,140	1,144
5% 10/1/27 (d)	830	854
5% 10/1/29 (d)	860	885
5% 10/1/30 (d)	1,530	1,576
5% 10/1/31 (d)	1,075	1,106
5% 10/1/32 (d)	1,655	1,702
5% 10/1/33 (d)	3,555	3,656
5% 10/1/34 (d)	3,730	3,829
5% 10/1/35 (d)	3,930	4,029
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2019, 4% 8/15/49	9,880	9,129
Palm Beach County Health Facilities Auth. Rev. Series 2019 B, 5% 5/15/53	5,695	4,943
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28	3,905	3,976
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	411
5% 7/1/39	810	818
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/29	4,140	4,284
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	2,106
5% 8/15/26	2,815	2,919
5% 8/15/27	1,865	1,972
5% 8/15/28	1,240	1,314
5% 8/15/30	2,685	2,835
5% 8/15/31	2,590	2,732
5% 8/15/32	1,930	2,031
5% 8/15/34	5,360	5,616
5% 8/15/35	3,555	3,713
5% 8/15/42	5,465	5,594
5% 8/15/47	8,115	8,260
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	915
Series 2015 A, 5% 12/1/40	1,820	1,827
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	905	951
5% 10/15/49	1,705	1,774
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	852
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,243
TOTAL FLORIDA		276,582
Georgia - 4.2%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2023 E, 5% 7/1/39 (d)	3,230	3,553
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (d)	1,870	1,900
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	4,320	2,955
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	6,900	7,371
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	1,515	1,430
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	13,420	10,574
Georgia Gen. Oblig. Series 2022 A:
5% 7/1/33	6,885	8,123
5% 7/1/35	24,240	28,444
Georgia Hsg. & Fin. Auth. Series 2021 A, 2.25% 12/1/36	2,750	2,232
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	1,694
5% 8/1/39	1,705	1,713
5% 8/1/43	2,275	2,289
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	1,400	1,414
4% 7/1/36	4,500	4,541
4% 7/1/43	6,160	6,057
Main Street Natural Gas, Inc. Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	25,000	25,198
Series 2021 C, 4%, tender 12/1/28 (b)	23,425	23,346
Series 2023 C, 5%, tender 9/1/30 (b)	23,910	25,398
Series 2023 D, 5%, tender 12/1/30 (b)	35,455	37,261
Private Colleges & Univs. Auth. Rev.:
(Agnes Scott College) Series 2019 A, 5% 6/1/28	1,000	1,059
Series 2019 A, 5% 6/1/29	800	860
TOTAL GEORGIA		197,412
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2018 A:
5% 7/1/29 (d)	1,055	1,118
5% 7/1/30 (d)	1,240	1,316
5% 7/1/31 (d)	1,215	1,290
5% 7/1/32 (d)	1,240	1,316
5% 7/1/33 (d)	1,265	1,342
Series 2022 A, 5% 7/1/42 (d)	9,480	10,158
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/34 (d)	750	769
TOTAL HAWAII		17,309
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	390	386
Illinois - 14.7%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	7,630	7,629
Series 2015 C, 5.25% 12/1/39	1,405	1,405
Series 2016 B, 6.5% 12/1/46	660	690
Series 2017 A, 7% 12/1/46 (e)	2,320	2,520
Series 2017 C:
5% 12/1/24	4,770	4,795
5% 12/1/25	2,725	2,769
5% 12/1/26	800	823
5% 12/1/30	2,105	2,169
5% 12/1/34	1,245	1,276
Series 2017 D:
5% 12/1/24	1,030	1,035
5% 12/1/31	3,565	3,661
Series 2017 H, 5% 12/1/36	95	97
Series 2018 A:
5% 12/1/25	830	843
5% 12/1/26	830	853
5% 12/1/28	3,915	4,112
5% 12/1/30	1,655	1,717
5% 12/1/32	950	986
5% 12/1/34	1,140	1,181
5% 12/1/35	830	857
Series 2018 C, 5% 12/1/46	3,250	3,258
Series 2019 A:
4% 12/1/27	5,000	5,007
5% 12/1/27	1,625	1,689
5% 12/1/28	2,910	3,056
5% 12/1/28	2,000	2,100
5% 12/1/33	1,300	1,365
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	1,000	1,047
Series 2020 A:
5% 1/1/27	430	448
5% 1/1/29	3,175	3,407
5% 1/1/30	3,555	3,862
5% 1/1/31	3,760	4,066
Series 2021 A, 5% 1/1/32	5,335	5,823
Series 2023 A:
5.25% 1/1/38	11,380	12,397
5.5% 1/1/39	12,000	13,236
5.5% 1/1/40	6,750	7,405
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/34 (d)	2,150	2,150
Series 2016 A, 5% 1/1/28 (d)	1,655	1,683
Series 2016 B:
4% 1/1/35	1,305	1,315
5% 1/1/36	1,655	1,694
5% 1/1/37	2,235	2,282
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/31 (d)	5,000	5,041
Series 2015 C, 5% 1/1/46 (d)	1,985	1,989
Series 2016 B, 5% 1/1/34	5,050	5,194
Series 2016 C:
5% 1/1/33	2,255	2,320
5% 1/1/34	2,610	2,685
Series 2016 G:
5% 1/1/37 (d)	1,655	1,706
5% 1/1/42 (d)	1,655	1,687
5.25% 1/1/29 (d)	290	302
5.25% 1/1/31 (d)	330	344
Series 2017 A, 5% 1/1/31	2,925	3,072
Series 2017 B:
5% 1/1/35	1,740	1,818
5% 1/1/37	7,080	7,361
Series 2017 C:
5% 1/1/30	495	520
5% 1/1/31	495	520
5% 1/1/32	540	566
Series 2017 D:
5% 1/1/28 (d)	2,475	2,565
5% 1/1/29 (d)	2,070	2,144
5% 1/1/32 (d)	2,235	2,318
5% 1/1/34 (d)	3,360	3,484
5% 1/1/35 (d)	2,485	2,574
5% 1/1/36 (d)	3,090	3,195
5% 1/1/37 (d)	1,655	1,706
Series 2018 A:
5% 1/1/48 (d)	2,215	2,269
5% 1/1/53 (d)	3,790	3,872
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	2,185	2,236
5% 7/1/48 (d)	9,030	9,056
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	255	258
5% 6/1/26	205	211
Cook County Gen. Oblig. Series 2016 A:
5% 11/15/27	2,320	2,409
5% 11/15/28	3,020	3,137
5% 11/15/29	3,760	3,905
5% 11/15/30	4,140	4,307
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2021 A, 2% 1/1/39	4,475	3,290
Illinois Fin. Auth.:
Series 2020 A:
3% 5/15/50	10,870	7,849
3% 5/15/50 (Build America Mutual Assurance Insured)	5,040	3,830
3.25% 8/15/49	8,905	6,825
Series 2020, 5% 7/1/36	5,850	6,592
Series 2021 A, 3% 8/15/48	1,340	1,016
Series 2022 A, 5% 8/15/47	3,500	3,702
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	1,090	1,135
5% 8/1/30	760	791
5% 8/1/32	1,015	1,055
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	841
5% 10/1/29	830	864
5% 10/1/30	830	865
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	24,688
5% 5/15/43	34,525	35,288
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	946
4% 2/15/33	225	228
5% 2/15/29	5,110	5,328
5% 2/15/36	1,535	1,585
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	832
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	420
Series 2013:
5% 11/15/28	2,380	2,380
5% 11/15/29	1,160	1,160
Series 2015 A, 5% 11/15/35	1,985	2,015
Series 2015 C, 4.125% 8/15/37	735	710
Series 2016 A:
5% 2/15/29	4,255	4,384
5% 2/15/30	4,490	4,631
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	590	614
5% 2/15/31	3,620	3,735
5% 2/15/32	3,520	3,632
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	420	436
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	1,685	1,749
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	495	517
Series 2016 B:
5% 8/15/31	6,095	6,391
5% 8/15/32	5,000	5,227
5% 8/15/34	6,220	6,486
5% 8/15/36	8,680	8,999
Series 2016 C:
3.75% 2/15/34	1,215	1,218
4% 2/15/36	5,160	5,210
4% 2/15/41	20,725	20,179
5% 2/15/31	12,595	13,131
5% 2/15/32	3,660	3,810
5% 2/15/34	2,920	3,029
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	31
5% 5/15/29	1,040	1,072
5% 12/1/29	1,420	1,464
5% 5/15/30	2,200	2,267
5% 12/1/33	835	861
Series 2017 A, 5% 8/1/42	730	736
Series 2017:
5% 1/1/29	2,775	2,911
5% 7/1/34	4,640	4,870
5% 7/1/35	3,900	4,090
Series 2019:
4% 9/1/37	600	509
4% 9/1/41	1,000	797
5% 9/1/36	1,000	964
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	3,005	3,008
5% 2/1/26	2,270	2,272
5% 4/1/28	1,895	1,897
5% 5/1/28	1,780	1,782
5.25% 2/1/31	360	361
Series 2016:
5% 6/1/26	995	1,029
5% 2/1/27	5,585	5,847
Series 2018 A, 5% 10/1/28	230	248
Series 2020, 5.75% 5/1/45	3,865	4,229
Series 2021 A:
5% 3/1/32	2,750	3,067
5% 3/1/33	1,500	1,673
5% 3/1/34	2,220	2,467
5% 3/1/35	5,450	6,025
5% 3/1/36	4,500	4,950
5% 3/1/37	5,500	6,011
5% 3/1/46	7,635	8,010
Series 2022 A:
5% 3/1/29	4,600	5,001
5% 3/1/32	4,490	5,088
5% 3/1/33	6,690	7,558
5% 3/1/34	5,110	5,750
Series 2022 B, 5% 10/1/34	16,015	18,096
Series 2023 B:
5% 5/1/29	11,295	12,315
5% 5/1/35	8,085	9,063
5% 5/1/36	3,550	3,956
5% 5/1/37	1,770	1,960
5.25% 5/1/41	4,360	4,795
5.25% 5/1/43	320	348
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	5,906	5,238
Illinois Hsg. Dev. Auth. Rev. Series 2019 D, 2.7% 10/1/34	760	678
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	3,370	3,420
Illinois Sales Tax Rev. Series 2021 A, 3% 6/15/33 (Build America Mutual Assurance Insured)	4,230	4,001
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2019 A, 5% 1/1/44	1,260	1,340
Series A:
5% 1/1/36	1,000	1,132
5% 1/1/38	350	393
5% 1/1/40	2,390	2,651
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	5,898
5% 2/1/35	4,140	4,209
5% 2/1/36	7,120	7,226
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2021, 2.25% 1/1/40	1,000	759
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,645	1,688
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	41,985	18,422
0% 6/15/44 (Assured Guaranty Muni. Corp. Insured)	8,205	3,382
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	25,250	9,806
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	2,890	1,057
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,000	1,035
Series 2012 B, 0% 12/15/51	10,845	2,653
Series 1996 A, 0% 6/15/24	2,535	2,514
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,690	1,127
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,280	8,248
Series 2017 B:
5% 12/15/25	830	848
5% 12/15/26	2,755	2,858
5% 12/15/27	295	311
5% 12/15/31	560	589
5% 12/15/34	330	347
Series 2022 A:
4% 12/15/42	7,330	7,156
4% 12/15/47	560	521
4% 6/15/52	2,000	1,814
Northern Illinois Univ. Revs. Series 2020 B:
5% 4/1/26 (Build America Mutual Assurance Insured)	1,400	1,432
5% 4/1/28 (Build America Mutual Assurance Insured)	1,300	1,366
5% 4/1/30 (Build America Mutual Assurance Insured)	1,000	1,070
5% 4/1/32 (Build America Mutual Assurance Insured)	1,295	1,376
Sales Tax Securitization Corp. Series 2023 C, 5% 1/1/32	7,305	8,280
Schaumburg Village Gen. Oblig. Series 2023:
4% 12/1/30	2,235	2,383
4% 12/1/31	2,350	2,518
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	3,425	3,678
Will County Cmnty. Unit School District #365-U Series 2007:
0% 11/1/26	4,350	3,962
0% 11/1/26	745	685
TOTAL ILLINOIS		684,541
Indiana - 1.3%
Indiana Fin. Auth. Health Sys. Rev. Series 2016 A, 4% 11/1/51	20,960	19,125
Indiana Fin. Auth. Rev. Series 2016:
5% 9/1/26	1,075	1,115
5% 9/1/28	2,535	2,638
5% 9/1/29	1,240	1,292
5% 9/1/30	1,160	1,210
Indiana Hsg. & Cmnty. Dev. Auth. (Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	2,045	1,728
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 I, 5% 1/1/44	5,100	5,466
Series 2016:
4% 1/1/32 (d)	830	836
4% 1/1/33 (d)	830	834
4% 1/1/34 (d)	1,010	1,012
4% 1/1/35 (d)	2,300	2,303
5% 1/1/26 (d)	875	892
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,076
5% 7/1/35	1,960	2,114
5% 7/1/36	2,130	2,288
5% 7/1/37	1,970	2,106
5% 7/1/38	2,345	2,498
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/38	260	256
4% 4/1/46	6,035	5,561
5% 4/1/43	460	478
Series 2020:
4% 4/1/38	1,510	1,487
5% 4/1/32	1,805	1,951
TOTAL INDIANA		58,266
Iowa - 0.2%
Iowa Fin. Auth. Rev.:
Series 2019 A1, 4% 5/15/55	2,000	1,420
Series A:
5% 5/15/43	1,145	1,069
5% 5/15/48	1,885	1,693
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/26 (d)	1,850	1,896
5% 12/1/27 (d)	1,965	2,033
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 B1, 4% 6/1/49	3,285	3,315
TOTAL IOWA		11,426
Kentucky - 1.5%
Ashland Med. Ctr. Rev. Series 2019, 3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	2,545	2,187
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/28	1,310	1,350
5% 1/1/31	1,240	1,276
5% 1/1/32	1,240	1,276
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/35	1,000	1,084
5% 8/1/44	1,000	1,044
Series 2019 A2, 5% 8/1/44	2,995	3,126
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	860
5% 5/1/29	4,510	4,849
5% 5/1/32	1,185	1,271
5% 5/1/33	915	981
5% 5/1/34	1,045	1,119
5% 5/1/35	615	660
5% 5/1/36	520	555
Kentucky, Inc. Pub. Energy Bonds:
Series 2024 A, 5%, tender 7/1/30 (b)	7,030	7,439
Series 2024 A1, 5.25%, tender 2/1/32 (b)	13,375	14,524
Series A, 4%, tender 6/1/26 (b)	10,000	9,980
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,695	1,745
Series 2020 D, 5%, tender 10/1/29 (b)	2,030	2,194
Series 2020 A:
3% 10/1/43	8,660	6,718
5% 10/1/37	2,405	2,545
5% 10/1/38	2,300	2,423
TOTAL KENTUCKY		69,206
Louisiana - 0.8%
Jefferson Parish Consolidated Wtrwks. District No. 2 Series 2022, 5% 2/1/42 (Build America Mutual Assurance Insured)	10,390	11,226
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	1,550	1,682
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	1,977
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/28	1,655	1,734
5% 12/15/29	1,175	1,232
5% 12/15/30	2,320	2,434
Series 2018 E:
5% 7/1/37	1,615	1,722
5% 7/1/38	1,260	1,336
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/29 (d)	4,295	4,325
5% 1/1/31 (d)	2,070	2,084
Series 2017 B:
5% 1/1/27 (d)	330	342
5% 1/1/28 (d)	205	212
5% 1/1/32 (d)	330	342
5% 1/1/33 (d)	580	601
5% 1/1/34 (d)	180	187
5% 1/1/35 (d)	330	342
Series 2017 D2:
5% 1/1/27 (d)	415	430
5% 1/1/28 (d)	595	614
5% 1/1/31 (d)	530	550
5% 1/1/33 (d)	850	881
5% 1/1/34 (d)	1,020	1,058
5% 1/1/36 (d)	775	801
5% 1/1/37 (d)	1,275	1,314
TOTAL LOUISIANA		37,426
Maine - 0.9%
Brunswick Series 2020, 2.5% 11/1/39	720	576
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,935	1,715
4% 7/1/46	3,180	2,653
5% 7/1/41	8,620	8,436
5% 7/1/46	22,975	20,899
Series 2017 B:
4% 7/1/25	375	376
4% 7/1/31	580	590
4% 7/1/32	415	422
4% 7/1/34	835	847
5% 7/1/26	270	279
5% 7/1/28	420	442
5% 7/1/29	330	347
5% 7/1/33	830	874
5% 7/1/35	630	662
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	885
5% 7/1/36	2,150	2,180
5% 7/1/38	555	561
TOTAL MAINE		42,744
Maryland - 1.5%
Anne Arundel County Gen. Oblig.:
Series 2012, 3% 10/1/36	3,625	3,433
Series 2021, 3% 10/1/37	1,970	1,828
Baltimore County Gen. Oblig. Series 2021, 3% 3/1/37	1,285	1,206
Baltimore Gen. Oblig. Series 2022 A:
5% 10/15/36	1,015	1,179
5% 10/15/38	2,935	3,354
5% 10/15/39	3,085	3,499
5% 10/15/42	3,315	3,712
City of Westminster Series 2016:
5% 11/1/27	2,150	2,216
5% 11/1/28	2,275	2,349
5% 11/1/29	2,410	2,494
5% 11/1/30	2,555	2,642
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	1,960	1,944
Maryland Dept. of Trans. Series 2022 A, 5% 12/1/25	1,000	1,030
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,088
5% 6/1/35	1,655	1,732
Maryland Gen. Oblig. Series 2022 A, 5% 6/1/35	10,210	11,938
Maryland Health & Higher Edl. Series 2021 A, 3% 7/1/51	6,445	4,809
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/42	1,430	1,324
5% 7/1/35	575	589
Maryland Stadium Auth. Built to Learn Rev. Series 2021:
4% 6/1/46	1,280	1,256
4% 6/1/51	3,000	2,885
Washington Metropolitan Area Transit Auth.:
Series 2020 A, 5% 7/15/38	9,900	10,856
Series 2021 A, 5% 7/15/46	2,000	2,158
TOTAL MARYLAND		69,521
Massachusetts - 3.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1:
5% 7/1/32	2,235	2,586
5% 7/1/33	2,500	2,891
5% 7/1/34	1,260	1,453
5% 7/1/35	3,180	3,648
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	5,900	6,226
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,379
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	3,455
5% 7/1/34	3,500	3,751
Series 2017, 4% 7/1/41	8,280	8,043
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	757
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	852
5% 10/1/28	875	899
5% 10/1/29	920	946
5% 10/1/31	1,015	1,043
5% 10/1/32	1,065	1,094
Series 2016 I, 5% 7/1/41	1,925	1,938
Series 2016:
5% 10/1/29	830	863
5% 10/1/30	1,240	1,290
5% 7/1/31	1,385	1,427
5% 10/1/31	1,340	1,394
5% 10/1/43	8,995	9,063
Series 2017:
5% 7/1/34	1,325	1,371
5% 7/1/35	1,000	1,032
Series 2019, 5% 9/1/59	5,865	6,096
Series 2020 A, 4% 7/1/45	12,200	10,877
Series 2022, 5% 10/1/37	1,720	1,975
Series M:
4% 10/1/50	12,425	10,477
5% 10/1/45	9,360	9,411
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B:
5% 7/1/27 (d)	1,000	1,030
5% 7/1/28 (d)	1,915	1,997
Massachusetts Gen. Oblig.:
Series 2019 C, 5% 5/1/49	4,175	4,384
Series 2020 D, 5% 7/1/48	5,670	6,031
Series 2022 C, 5.25% 10/1/47	30,000	33,341
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	1,817
5% 7/1/34	895	934
5% 7/1/38	1,300	1,346
Series 2016 B, 5% 7/1/43 (d)	7,110	7,220
Series 2021 E:
5% 7/1/38 (d)	2,875	3,093
5% 7/1/39 (d)	4,480	4,802
5% 7/1/40 (d)	2,835	3,024
5% 7/1/51 (d)	10,000	10,370
TOTAL MASSACHUSETTS		175,626
Michigan - 1.8%
Detroit Downtown Dev. Auth. Tax Series 2018 A, 5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000	1,001
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	2,600	2,646
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/38	1,515	1,542
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	2,780	2,026
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,127
5% 7/1/48	8,725	9,032
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,945	2,005
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10	10
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	3,960	4,063
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	180	185
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	2,706
Series 2019 A:
3% 12/1/49	3,935	3,010
5% 11/15/48	2,105	2,180
Series 2020 A, 4% 6/1/49	2,545	2,326
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	1,110	1,176
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	130	140
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	1,510	1,480
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	4,870	3,324
Oakland Univ. Rev. Series 2019:
5% 3/1/44	8,540	8,937
5% 3/1/50	13,450	13,922
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,442
5% 11/1/31	2,090	2,153
5% 11/1/36	205	210
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,165	1,249
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,230	1,259
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,020	1,043
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	995	1,015
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,035	1,053
5% 12/1/31	310	330
5% 12/1/32	315	335
5% 12/1/34	580	616
5% 12/1/35	540	572
5% 12/1/37	355	372
Series 2017 B:
5% 12/1/29 (d)	495	518
5% 12/1/30 (d)	580	608
5% 12/1/31 (d)	660	691
5% 12/1/32 (d)	420	441
5% 12/1/32 (d)	540	565
5% 12/1/34 (d)	495	519
5% 12/1/35 (d)	540	564
5% 12/1/37 (d)	705	731
5% 12/1/42 (d)	830	851
Series 2018 D, 5% 12/1/29 (d)	3,645	3,873
TOTAL MICHIGAN		85,848
Minnesota - 1.1%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	6,080
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,384
Series 2017, 5% 5/1/25	660	666
Minneapolis Multi-family Rev. (Gateway Northeast Proj.) Series 2019, 2.46% 1/1/38	2,564	2,048
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	647
5% 10/1/45	1,370	1,383
Minnesota Hsg. Fin. Agcy. Series 2023 F, 5.75% 7/1/53	1,035	1,101
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (b)	18,275	18,430
Minnesota Office of Higher Ed. Series 2023:
5% 11/1/30 (d)	3,800	4,079
5% 11/1/31 (d)	4,200	4,533
5% 11/1/32 (d)	4,400	4,780
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	520	521
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	3,665	3,571
TOTAL MINNESOTA		50,223
Mississippi - 0.3%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(d)	16,040	12,016
Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	606
5% 3/1/31	870	909
5% 3/1/36	1,725	1,793
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/42	1,200	1,210
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	830	825
3.25% 2/1/28	830	829
5% 2/1/29	1,025	1,044
5% 2/1/31	2,150	2,191
5% 2/1/33	2,375	2,418
5% 2/1/36	2,235	2,276
Series 2019 A:
4% 10/1/48	2,850	2,740
5% 10/1/46	5,575	5,866
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.) Series 2021 C, 3.25% 11/1/52	2,860	2,778
Series 2019, 4% 5/1/50	485	481
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	2,621
5% 7/1/34	1,750	1,914
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	951
Series 2018 A:
5.125% 9/1/48	3,325	3,219
5.125% 9/1/49	2,665	2,564
TOTAL MISSOURI		37,235
Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	215	214
Series 2019 B, 4% 6/1/50	310	307
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	4,010	2,894
TOTAL MONTANA		3,415
Nebraska - 0.7%
Central Plains Energy Proj. Rev. Bonds (Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	15,135	16,006
Douglas County Neb Edl. Facilities Rev.:
(Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	850
5% 7/1/36	570	598
(Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	1,795	1,286
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	1,220	1,202
Series 2019 E, 3.75% 9/1/49 (d)	1,205	1,185
Series 2020 A, 3.5% 9/1/50	1,185	1,160
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,085
5% 1/1/40	935	947
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/25 (d)	185	189
5% 12/15/25 (Escrowed to Maturity) (d)	145	149
5% 12/15/26 (d)	660	687
5% 12/15/26 (Escrowed to Maturity) (d)	530	553
5% 12/15/27 (d)	455	470
5% 12/15/27 (Pre-Refunded to 12/15/26 @ 100) (d)	375	391
5% 12/15/30 (d)	685	710
5% 12/15/30 (Pre-Refunded to 12/15/26 @ 100) (d)	555	579
5% 12/15/31 (d)	360	373
5% 12/15/31 (Pre-Refunded to 12/15/26 @ 100) (d)	290	303
5% 12/15/33 (d)	365	378
5% 12/15/33 (Pre-Refunded to 12/15/26 @ 100) (d)	295	308
5% 12/15/35 (d)	910	940
5% 12/15/35 (Pre-Refunded to 12/15/26 @ 100) (d)	745	777
5% 12/15/36 (d)	230	237
5% 12/15/36 (Pre-Refunded to 12/15/26 @ 100) (d)	190	198
TOTAL NEBRASKA		32,561
Nevada - 0.2%
Clark County School District Series 2020 B, 3% 6/15/39	3,710	3,246
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	800	793
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/40	1,000	1,033
5% 7/1/45	2,605	2,654
TOTAL NEVADA		7,726
New Hampshire - 1.9%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	3,855	2,952
Nat'l. Fin. Auth. Rev. (Presbyterian Sr. Living Proj.) Series 2023 A, 5.25% 7/1/48	1,480	1,529
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	5,754	5,605
Series 2023 2A, 3.875% 1/20/38	10,517	9,802
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	895	944
5% 8/1/29	855	903
5% 8/1/30	850	897
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	3,521
Series 2017:
5% 7/1/30	2,125	2,287
5% 7/1/31	4,750	5,109
5% 7/1/32	3,185	3,425
5% 7/1/33	2,900	3,113
5% 7/1/34	4,415	4,731
5% 7/1/35	4,635	4,953
5% 7/1/36	4,870	5,182
5% 7/1/37	4,290	4,543
Series 2017, 5% 7/1/44	1,590	1,515
Series 2023 B, 5% 11/1/43 (d)	3,615	3,858
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	2,295	2,292
5% 7/1/24	830	830
5% 7/1/25	980	981
5% 7/1/27	415	415
Series 2016:
4% 10/1/38	2,010	1,928
5% 10/1/24	1,755	1,762
5% 10/1/25	1,740	1,772
5% 10/1/29	5,525	5,694
5% 10/1/31	4,315	4,454
5% 10/1/33	3,355	3,464
TOTAL NEW HAMPSHIRE		88,461
New Jersey - 5.6%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	860	896
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	2,105	2,190
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,035	1,074
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	1,075	1,114
Englewood Gen. Oblig. Series 2021, 2% 2/1/31	1,670	1,460
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024, 5% 7/1/49 (Build America Mutual Assurance Insured)	3,185	3,401
Lyndhurst Township N J School District Series 2020, 2% 9/1/34	1,000	831
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	1,000	693
Series 2015, 5.25% 6/15/27	6,525	6,658
Series A, 5% 11/1/40	8,915	9,550
Series QQQ, 4% 6/15/46	8,255	8,005
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	910	602
Series LLL, 5% 6/15/44	2,680	2,831
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	1,799
5% 7/1/32	1,985	2,053
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/29	3,685	4,076
Series 2021:
2% 6/1/30	3,745	3,360
2% 6/1/32	3,155	2,706
2% 6/1/36	1,775	1,408
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/27	620	643
5% 7/1/28	300	311
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	580	601
5% 7/1/30	830	861
Series 2016:
4% 7/1/48	2,400	2,196
5% 7/1/41	2,865	2,882
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (d)	830	853
Series 2018 B:
5% 12/1/25 (d)	3,495	3,558
5% 12/1/26 (d)	1,035	1,063
Series 2023 A:
5% 12/1/31 (d)	2,475	2,675
5% 12/1/32 (d)	2,475	2,692
5% 12/1/33 (d)	2,400	2,631
Series 2023 B:
5% 12/1/30 (d)	3,420	3,663
5% 12/1/31 (d)	4,610	4,982
5% 12/1/32 (d)	11,000	11,965
New Jersey Tobacco Settlement Fing. Corp. Series 2018 B, 5% 6/1/46	1,590	1,617
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2022 B:
4.25% 1/1/43	1,680	1,736
4.5% 1/1/48	20,000	20,619
Series 2024:
4% 1/1/35 (i)	2,295	2,440
5% 1/1/33 (i)	4,585	5,264
5% 1/1/34 (i)	2,750	3,197
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	21,525	22,652
Series 2006 C:
0% 12/15/30 (FGIC Insured)	1,200	969
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	7,625	5,620
0% 12/15/34	2,220	1,572
Series 2008 A, 0% 12/15/38	1,500	838
Series 2010 A, 0% 12/15/27	9,485	8,399
Series 2014 BB2:
5% 6/15/32	5,810	6,590
5% 6/15/33	1,635	1,852
5% 6/15/34	1,060	1,199
Series 2016 A:
5% 6/15/27	2,250	2,333
5% 6/15/29	1,865	1,929
Series 2019 BB, 4% 6/15/50	2,625	2,501
Series 2021 A, 5% 6/15/33	2,980	3,366
Series 2022 A:
4% 6/15/39	5,030	5,135
4% 6/15/40	5,410	5,490
4% 6/15/42	7,290	7,304
Series 2022 AA:
5% 6/15/32	8,500	9,781
5% 6/15/34	7,460	8,551
5% 6/15/36	2,215	2,516
5% 6/15/37	4,235	4,785
Series A, 5% 12/15/33	680	750
Series AA:
4% 6/15/35	1,500	1,560
4% 6/15/40	1,680	1,701
4% 6/15/45	7,950	7,746
4% 6/15/50	4,865	4,650
5% 6/15/35	490	547
5% 6/15/39	3,000	3,280
Series BB, 5% 6/15/50	1,885	1,944
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A, 4.625% 11/1/47	3,500	3,581
TOTAL NEW JERSEY		260,297
New Mexico - 0.0%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,170	1,153
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	275	276
5% 5/15/39	205	201
5% 5/15/44	215	202
5% 5/15/49	425	385
TOTAL NEW MEXICO		2,217
New York - 8.9%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,060
4% 7/1/34	1,035	1,060
Series 2017:
5% 12/1/24 (e)	1,100	1,097
5% 12/1/25 (e)	1,200	1,194
Hempstead Local Dev. Corp. Rev. (Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	3,310	2,372
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	26,037
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	5,215	5,589
New York City Gen. Oblig. Series 2016 E, 5% 8/1/28	3,645	3,799
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 J, 3.05% 11/1/49	1,925	1,504
Series 2021 F1, 2.4% 11/1/46	2,680	1,852
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	11,240	12,273
Series GG 1, 5% 6/15/48	3,500	3,719
New York City Transitional Fin. Auth. Series 2024:
5% 11/1/31	8,000	9,292
5% 11/1/33	8,000	9,567
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 5% 7/15/35	1,465	1,490
New York City Transitional Fin. Auth. Rev. Series 2024 A1, 5% 5/1/42	4,870	5,452
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/15/37	785	829
5% 7/15/42	2,210	2,277
5% 7/15/50	5,710	5,777
New York Dorm. Auth. Sales Tax Rev. Series 2023 A1, 5% 3/15/41	26,245	29,683
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/45	6,170	6,205
Series 2020 A1:
4% 11/15/51	3,550	3,320
4% 11/15/52	3,855	3,594
Series 2020 D:
4% 11/15/46	39,325	37,506
4% 11/15/47	2,710	2,571
Series 2024 A:
5% 11/15/34	27,955	32,590
5% 11/15/35	4,000	4,622
New York State Dorm. Auth.:
Series 2019 D, 3% 2/15/49	7,555	5,911
Series 2021 E:
3% 3/15/50	3,275	2,535
4% 3/15/45	13,955	13,723
Series 2024 A:
5% 3/15/29	8,000	8,819
5% 3/15/30	5,235	5,892
5% 3/15/31	10,470	11,979
5% 3/15/32	13,090	15,213
5% 3/15/33	3,410	4,026
5% 3/15/34	3,055	3,658
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (d)	610	596
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,000	2,170
Series 2020 E:
3% 3/15/50	4,230	3,280
4% 3/15/44	28,000	27,385
4% 3/15/45	22,500	21,818
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	3,560	3,532
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (d)	2,755	3,052
5% 12/1/33 (d)	4,270	4,728
5% 12/1/34 (d)	4,665	5,165
5% 12/1/35 (d)	2,330	2,567
5% 12/1/36 (d)	1,590	1,737
5% 12/1/37 (d)	4,240	4,594
5% 12/1/38 (d)	10,300	11,089
5% 12/1/39 (d)	7,875	8,463
5% 12/1/40 (d)	6,665	7,121
5% 12/1/41 (d)	6,060	6,446
5% 12/1/42 (d)	3,030	3,210
New York Urban Dev. Corp. Rev. Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	4,694
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,200	1,215
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500	1,636
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	838
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	750	690
5.375% 11/1/54 (e)	1,150	941
TOTAL NEW YORK		415,054
New York And New Jersey - 0.6%
New Jersey Edl. Facilities Auth. Rev. Series 2024 B, 5.25% 3/1/54	20,395	22,877
Port Auth. of New York & New Jersey Series 2023 238:
5% 7/15/38 (d)	2,085	2,290
5% 7/15/39 (d)	1,275	1,393
5% 7/15/40 (d)	1,120	1,218
TOTAL NEW YORK AND NEW JERSEY		27,778
North Carolina - 0.6%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	4,257
5% 6/1/46	2,120	2,247
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,347
5% 7/1/33	1,040	1,106
5% 7/1/37	2,910	3,066
Series 2017 B:
5% 7/1/25 (d)	85	86
5% 7/1/26 (d)	85	88
5% 7/1/27 (d)	160	168
5% 7/1/28 (d)	135	141
5% 7/1/29 (d)	195	204
5% 7/1/30 (d)	210	220
5% 7/1/31 (d)	395	413
5% 7/1/32 (d)	420	439
5% 7/1/33 (d)	440	460
5% 7/1/34 (d)	460	481
5% 7/1/35 (d)	315	329
5% 7/1/36 (d)	255	265
5% 7/1/37 (d)	300	311
5% 7/1/42 (d)	975	1,000
Series 2017 C, 4% 7/1/32	1,190	1,218
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	275	293
North Carolina Grant Anticipation Rev. Series 2021, 2% 3/1/36	5,490	4,401
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2020 A, 3% 7/1/45	3,445	2,702
Series 2021 A:
4% 3/1/41	1,050	886
4% 3/1/51	2,075	1,558
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2023 A, 5% 6/1/43 (d)	1,095	1,112
TOTAL NORTH CAROLINA		28,798
North Dakota - 0.1%
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	5,480	3,737
Ohio - 2.2%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	7,409
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,521
5% 8/1/26	1,645	1,706
5% 8/1/27	2,060	2,179
5% 8/1/28	2,060	2,211
5% 8/1/29	4,130	4,417
5% 8/1/30	3,520	3,772
Bowling Green City School District Series 2024 B, 4% 10/1/44	4,130	4,099
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	3,870	2,954
4% 6/1/48	1,265	1,174
5% 6/1/30	2,000	2,194
5% 6/1/32	1,665	1,822
5% 6/1/33	2,000	2,186
5% 6/1/34	420	458
Series 2020 B2, 5% 6/1/55	9,315	8,809
Columbus City School District Series 2016 A, 5% 12/1/29	1,740	1,809
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,173
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	470	464
5% 12/1/46	4,700	4,955
5% 12/1/51	6,900	7,213
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	1,850	1,866
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/33	3,685	3,661
Ohio Hosp. Rev.:
Series 2020 A, 4% 1/15/50	975	899
Series 2021 A, 4% 1/15/46	5,600	5,376
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	375	376
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	2,520	2,768
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,150	994
(Infrastructure Projs.) Series 2022 A:
5% 2/15/32	4,930	5,715
5% 2/15/38	1,155	1,309
5% 2/15/39	240	271
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	1,815	1,856
5% 2/15/34	370	376
Series 2019, 5% 2/15/29	2,725	2,828
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	3,815
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	1,550	1,619
6% 12/1/29	1,645	1,729
6% 12/1/30	1,750	1,850
6% 12/1/31	1,850	1,956
TOTAL OHIO		104,789
Oklahoma - 0.2%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,076
5% 10/1/29	1,160	1,188
5% 10/1/36	830	843
5% 10/1/39	1,655	1,667
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,915	1,880
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	465	511
TOTAL OKLAHOMA		7,165
Oregon - 1.1%
Lake Oswego Ore Series 2019 A:
2.7% 6/1/37	1,850	1,599
2.75% 6/1/38	1,960	1,670
Multnomah County School District #1J Portland Series 2020 B, 3% 6/15/36	1,525	1,439
Oregon Health and Science Univ. Spl. Rev. Series 2021 A, 3% 7/1/51	8,100	5,968
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	1,800	1,764
(Single-Family Mtg. Prog.) Series 2019 A, 2.65% 7/1/39	1,065	883
Series 2019 A, 4% 7/1/50	4,590	4,552
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	2,980	3,118
Series 2022 28:
5% 7/1/41 (d)	12,420	13,359
5% 7/1/52 (d)	10,500	11,013
Salem Hosp. Facility Auth. Rev.:
(Salem Health Projs.) Series 2019 A, 3% 5/15/49	5,975	4,459
Series 2016 A, 4% 5/15/41	1,680	1,650
TOTAL OREGON		51,474
Pennsylvania - 7.7%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
4% 1/1/38 (d)	2,545	2,517
4% 1/1/39 (d)	3,075	3,030
4% 1/1/40 (d)	10,000	9,776
4% 1/1/41 (d)	10,000	9,681
5% 1/1/29 (d)	4,185	4,454
5% 1/1/30 (d)	4,000	4,310
5% 1/1/31 (d)	3,000	3,272
5% 1/1/32 (d)	4,000	4,361
5% 1/1/51 (d)	20,480	21,156
5% 1/1/56 (d)	12,420	12,721
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,200	995
4% 12/1/41	2,450	1,735
4.25% 12/1/50	2,730	1,797
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021, 3% 8/15/53	8,240	6,177
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	881
5% 7/15/29	1,290	1,396
5% 7/15/32	830	897
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	885	913
5% 6/1/29	970	1,000
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	3,323
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A:
5% 7/1/46	980	925
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	225	234
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	2,077
4% 7/15/35	2,135	2,108
4% 7/15/37	4,140	4,075
5% 7/15/25	330	334
5% 7/15/26	1,035	1,061
5% 7/15/27	1,745	1,811
5% 7/15/28	1,285	1,348
5% 7/15/29	1,385	1,447
5% 7/15/30	1,815	1,895
5% 7/15/31	1,240	1,294
5% 7/15/32	1,305	1,362
5% 7/15/34	1,405	1,462
5% 7/15/36	4,150	4,292
5% 7/15/38	4,990	5,121
5% 7/15/43	5,795	5,876
Series 2020, 4% 7/15/45	2,900	2,683
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,595	3,708
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,207
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	854
5% 7/1/27	830	858
5% 7/1/28	830	857
5% 7/1/34	3,045	3,122
5% 7/1/36	1,655	1,694
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/24	965	960
5% 10/1/25	865	857
5% 10/1/27	415	410
Series 2016 A:
5% 10/1/28	1,255	1,237
5% 10/1/29	2,150	2,121
5% 10/1/31	3,790	3,728
5% 10/1/36	6,790	6,614
5% 10/1/40	4,700	4,440
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	615	633
Series 2018 A, 4% 8/15/48	10,545	9,467
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living Proj.) Series 2023 B2, 5% 7/1/38	1,625	1,721
Pennsylvania Gen. Oblig. Series 2023, 5% 9/1/32	10,000	11,789
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	2,940
Series 2017:
5% 5/1/35	1,025	1,059
5% 5/1/37	1,295	1,328
5% 5/1/41	5,860	5,937
Series 2016:
5% 5/1/28	415	424
5% 5/1/32	1,040	1,063
5% 5/1/33	1,405	1,434
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	2,950	2,841
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B, 5% 12/1/38	6,680	7,452
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	846
5% 7/1/26	830	864
5% 7/1/27	660	702
Series 2017 B:
5% 7/1/26 (d)	2,485	2,559
5% 7/1/27 (d)	2,070	2,162
5% 7/1/28 (d)	2,485	2,584
5% 7/1/29 (d)	1,860	1,938
5% 7/1/32 (d)	2,485	2,593
5% 7/1/33 (d)	1,865	1,946
5% 7/1/34 (d)	3,310	3,451
5% 7/1/37 (d)	3,725	3,852
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	5,425	5,482
Philadelphia Gas Works Rev. Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,685	2,691
Philadelphia School District:
Series 2016 D:
5% 9/1/26	7,600	7,888
5% 9/1/27	8,020	8,292
5% 9/1/28	6,705	6,909
Series 2016 F:
5% 9/1/28	11,600	11,953
5% 9/1/29	7,540	7,753
Series 2018 A:
5% 9/1/36	1,575	1,666
5% 9/1/37	910	958
5% 9/1/38	1,450	1,522
Series 2018 B, 5% 9/1/43	2,115	2,194
Series 2019 A:
4% 9/1/35	5,215	5,345
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	2,480	2,721
5% 9/1/34	7,225	7,803
Series 2019 C, 5% 9/1/33	2,540	2,790
Series F:
5% 9/1/30	5,625	5,770
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	21
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2018 A:
5% 10/1/35	4,190	4,540
5% 10/1/36	6,210	6,712
5% 10/1/48	6,000	6,279
Series 2023 B, 5.5% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	4,210	4,755
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	2,315	2,515
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	775	822
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,055	1,070
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	4,745
5% 8/1/48	5,335	5,463
TOTAL PENNSYLVANIA		357,708
Puerto Rico - 1.6%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2020 A, 5% 7/1/35 (e)	3,435	3,623
Series 2021 B:
4% 7/1/42 (e)	1,085	1,031
5% 7/1/33 (e)	1,580	1,690
5% 7/1/37 (e)	6,625	6,945
Series 2022 A, 4% 7/1/42 (e)	5,545	5,268
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	16,679	10,942
4% 7/1/33	11,631	11,586
4% 7/1/35	4,213	4,130
5.625% 7/1/27	1,360	1,446
5.625% 7/1/29	3,903	4,269
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
0% 7/1/31	9,290	7,013
4.55% 7/1/40	2,000	2,018
Series 2019 A2, 4.329% 7/1/40	15,855	15,860
TOTAL PUERTO RICO		75,821
Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	646
5% 9/1/36	5,810	5,584
Series 2016, 5% 5/15/39	5,215	5,248
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	800	793
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2021 A, 5% 12/1/28 (d)	1,480	1,567
Series 2023 A, 5% 12/1/31 (d)	4,830	5,264
Series 2024 A:
5% 12/1/30 (d)(i)	1,900	2,054
5% 12/1/31 (d)(i)	1,960	2,133
Series A:
3.5% 12/1/34 (d)	1,200	1,126
5% 12/1/25 (d)	1,000	1,018
TOTAL RHODE ISLAND		25,433
South Carolina - 1.3%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,227
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,311
5% 12/1/28	4,690	4,771
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	1,400	1,388
Series 2023 B, 6% 1/1/54	1,550	1,703
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C:
5% 7/1/32	1,010	1,087
5% 7/1/33	4,200	4,517
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	910	928
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/29	2,485	2,562
5% 12/1/38	250	255
Series 2016 B, 5% 12/1/31	910	943
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	14,933
4% 4/15/48	10,815	10,004
5% 4/15/48	10,595	10,893
TOTAL SOUTH CAROLINA		58,522
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	574
Series 2017:
5% 7/1/26	250	259
5% 7/1/28	250	266
5% 7/1/29	470	501
Series 2020 A, 3% 9/1/45	3,355	2,580
TOTAL SOUTH DAKOTA		4,180
Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	2,200	2,114
5% 8/1/31	1,000	1,095
5% 8/1/33	1,250	1,364
Series 2019 A2, 5% 8/1/35	765	829
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	1,755	1,753
Series 2019 B, 5% 7/1/54 (d)	9,580	9,897
Tennessee Hsg. Dev. Agcy.:
Series 2015 A, 3.5% 7/1/45	990	977
Series 2022 2, 5% 1/1/53	4,625	4,766
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	415	341
2.8% 7/1/44	505	389
Series 2019 4, 2.9% 7/1/39	300	256
TOTAL TENNESSEE		23,781
Texas - 5.1%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	830	833
5% 11/15/27 (d)	1,035	1,040
5% 11/15/28 (d)	1,240	1,247
5% 11/15/39 (d)	2,725	2,732
Series 2017 B:
5% 11/15/28 (d)	830	854
5% 11/15/30 (d)	1,275	1,315
5% 11/15/32 (d)	1,005	1,035
5% 11/15/35 (d)	1,035	1,062
5% 11/15/36 (d)	1,385	1,417
5% 11/15/37 (d)	1,165	1,188
5% 11/15/41 (d)	4,725	4,789
Brazos County Gen. Oblig. Series 2020:
1.75% 9/1/34	1,380	1,107
1.875% 9/1/35	700	557
Bryan Tex For Previous Issuess Series 2020, 2.125% 8/15/34	1,150	955
Cedar Park Series 2020, 1.625% 2/15/35	1,615	1,268
Central Reg'l. Mobility Auth. Series 2015 A:
5% 1/1/28	1,075	1,096
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	395	403
Collin County Series 2022, 4% 2/15/39	1,800	1,853
Coppell Tex Series 2020, 1.375% 2/1/34	1,395	1,071
Dallas Wtrwks. & Swr. Sys. Rev. Series 2020 C:
4% 10/1/35	1,000	1,051
4% 10/1/39	5,000	5,131
4% 10/1/40	2,000	2,042
Fort Bend Grand Parkway Toll Road Auth. Series 2021, 3% 3/1/46	2,400	1,890
Grand Parkway Trans. Corp.:
Series 2018 A, 5% 10/1/38	2,655	2,815
Series 2020 C, 4% 10/1/49	3,100	2,966
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,143
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,367
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,595
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (d)	1,000	1,036
Series 2018 C:
5% 7/1/29 (d)	1,655	1,753
5% 7/1/30 (d)	1,765	1,873
5% 7/1/31 (d)	1,240	1,316
5% 7/1/32 (d)	1,450	1,539
Houston Gen. Oblig. Series 2017 A:
5% 3/1/31	3,835	4,045
5% 3/1/32	1,635	1,724
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2024, 5% 5/15/34	15,725	18,958
Houston Util. Sys. Rev. Series 2020 C:
5% 11/15/33	2,000	2,262
5% 11/15/34	2,500	2,822
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	402
5% 10/15/30	1,570	1,620
5% 10/15/32	830	854
5% 10/15/36	545	557
5% 10/15/37	930	947
5% 10/15/38	1,325	1,346
5% 10/15/44	1,310	1,321
Lamar Consolidated Independent School District Series 2021, 3% 2/15/56	2,800	2,090
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	830	842
5% 11/1/27 (d)	1,780	1,809
5% 11/1/28 (d)	2,755	2,800
5% 11/1/29 (d)	1,655	1,682
5% 11/1/32 (d)	3,055	3,106
Series 2017:
5% 11/1/24 (d)	830	833
5% 11/1/25 (d)	830	844
5% 11/1/26 (d)	830	860
5% 11/1/27 (d)	830	855
5% 11/1/28 (d)	1,450	1,492
5% 11/1/29 (d)	1,035	1,067
5% 11/1/30 (d)	830	856
5% 11/1/31 (d)	1,840	1,894
5% 11/1/32 (d)	2,135	2,198
5% 11/1/33 (d)	830	854
5% 11/1/34 (d)	830	853
5% 11/1/36 (d)	830	849
Lower Colorado River Auth. Rev. Series 2015 D, 5% 5/15/28	1,820	1,846
Mansfield Tex Series 2020, 2.25% 2/15/35	1,385	1,174
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	662
5% 8/15/29	1,655	1,760
5% 8/15/47	1,890	1,936
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	612
5% 4/1/30	2,825	2,922
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	854
5% 1/1/33	975	1,026
5% 1/1/34	1,240	1,303
5% 1/1/34	2,485	2,955
5% 1/1/35	1,820	1,909
5% 1/1/36	4,965	5,194
5% 1/1/37	6,625	6,907
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	350	360
5% 1/1/31	495	509
Series 2015 A, 5% 1/1/32	2,775	2,805
Series 2016 A, 5% 1/1/36	1,035	1,060
Series 2021 B, 3% 1/1/51	16,575	12,546
Prosper Independent School District Series 2021 A, 3% 2/15/39	3,000	2,693
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	399
5% 10/1/30	580	617
5% 10/1/31	520	552
5% 10/1/39	1,030	1,074
5% 10/1/40	830	863
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 4% 2/15/35	4,140	4,185
Series 2018 B, 5% 7/1/43	1,500	1,567
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,310	3,776
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	6,450	7,093
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	2,985	2,960
Series A, 3.5% 3/1/51	2,840	2,778
Texas Gen. Oblig. Series 2022, 5% 8/1/34 (d)	3,185	3,558
Texas Muni. Gas Acquisition & Supply Corp. Bonds Series 2023 B, 5.5%, tender 1/1/34 (b)	1,980	2,216
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	3,742
5% 3/15/31	2,690	2,846
Texas Wtr. Dev. Board Rev.:
Series 2020, 3% 8/1/39	1,165	1,022
Series 2021, 2.5% 10/15/39	3,000	2,362
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/33	3,310	3,402
5% 2/15/34	4,140	4,253
5% 2/15/36	2,485	2,545
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	1,740	1,838
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	1,850	2,066
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	1,747
Waco Gen. Oblig. Series 2020:
2% 2/1/34	3,395	2,819
2.375% 2/1/38	1,035	809
Waller Independent School District Series 2020, 3% 2/15/39	1,850	1,627
Weatherford Independent School District Series 2002, 0% 2/15/33	5,785	4,263
TOTAL TEXAS		236,993
Utah - 1.4%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/25 (d)	1,655	1,677
5% 7/1/27 (d)	3,500	3,656
5% 7/1/29 (d)	3,090	3,228
5% 7/1/30 (d)	2,275	2,375
5% 7/1/31 (d)	4,345	4,536
5% 7/1/33 (d)	3,310	3,454
5% 7/1/35 (d)	3,310	3,447
5% 7/1/36 (d)	4,470	4,642
5% 7/1/37 (d)	3,520	3,641
Series 2018 A:
5% 7/1/31 (d)	2,000	2,116
5% 7/1/32 (d)	4,310	4,559
5% 7/1/33 (d)	1,420	1,502
5.25% 7/1/48 (d)	5,655	5,841
Series 2023 A, 5.25% 7/1/41 (d)	2,000	2,205
Utah County Hosp. Rev. Series 2020 A:
5% 5/15/43	5,500	5,871
5% 5/15/50	9,000	9,441
Weber School District Utah (Utah School District Bond Guaranty Prog.) Series 2019, 2.25% 6/15/34	1,230	1,076
TOTAL UTAH		63,267
Vermont - 0.6%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	3,648
5% 10/15/46	4,720	4,347
(Middlebury College Proj.) Series 2020, 5% 11/1/49	18,500	19,415
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (d)	1,430	1,487
TOTAL VERMONT		28,897
Virginia - 0.4%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	1,035	1,038
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	3,000	2,170
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	516
Series 2016:
4% 6/15/37	595	591
5% 6/15/27	1,240	1,277
5% 6/15/30	540	556
5% 6/15/33	350	359
5% 6/15/34	665	682
5% 6/15/35	1,820	1,862
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	778
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	4,505	4,649
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,125
5% 1/1/34	1,240	1,272
5% 1/1/35	1,240	1,272
5% 1/1/44	830	839
TOTAL VIRGINIA		19,986
Washington - 2.9%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (d)	2,900	2,973
5% 10/1/30 (d)	1,655	1,686
Series 2019 A, 4% 4/1/44 (d)	2,525	2,360
Washington Convention Ctr. Pub. Facilities:
Series 2021 B:
3% 7/1/43	865	696
3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	12,930	9,455
Series 2021, 4% 7/1/31	17,595	17,449
Washington Gen. Oblig.:
Series 2020 A, 5% 8/1/33	1,260	1,403
Series 2021 C, 5% 2/1/44	270	293
Series 2022 A, 5% 8/1/37	33,745	38,549
Series 2022 C, 4% 7/1/35	4,200	4,486
Series 2022 D:
4% 7/1/35	1,800	1,922
4% 7/1/36	5,735	6,082
4% 7/1/37	4,000	4,204
Series R-2017 A, 5% 8/1/30	1,685	1,753
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	680
5% 7/1/27	1,285	1,310
5% 7/1/28	1,570	1,611
5% 7/1/29	615	633
5% 7/1/30	735	757
5% 7/1/31	1,120	1,154
5% 7/1/32	1,655	1,704
5% 7/1/33	2,345	2,412
5% 7/1/34	540	554
5% 7/1/42	4,685	4,732
Series 2019 A1, 5% 8/1/38	1,000	1,065
Series 2019 A2, 5% 8/1/33	2,000	2,183
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	5,005	3,623
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	1,770	1,821
5% 10/1/28	1,825	1,882
5% 10/1/35	1,880	1,928
5% 10/1/36	2,845	2,910
5% 10/1/40	2,795	2,828
Series 2019, 4% 10/1/49	3,515	3,023
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (e)	100	97
5% 7/1/33 (e)	125	125
5% 7/1/38 (e)	100	97
5% 7/1/48 (e)	400	356
Washington Hsg. Fin. Commission Nonprofit Rev. (Seattle Academy of Arts and Sciences Proj.) Series 2023, 6.375% 7/1/63 (e)	4,125	4,513
TOTAL WASHINGTON		135,309
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 3.375%, tender 6/15/28 (b)(i)	1,380	1,374
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,377
5% 1/1/32	1,120	1,138
West Virginia Hsg. Dev. Fund Series 2018 A, 3.45% 11/1/33	1,250	1,222
TOTAL WEST VIRGINIA		5,111
Wisconsin - 1.8%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/35	1,210	1,288
5% 1/1/40	540	560
Howard Suamico Scd Series 2021, 2% 3/1/38	1,780	1,339
Kohler Wis School District Series 2021, 2% 3/1/39	1,230	899
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A:
4% 6/1/45	2,095	1,945
5% 6/1/29	820	869
Series 2019 A, 5% 10/1/44	7,550	7,824
Series 2020 A, 3% 6/1/45	9,350	7,189
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	700	697
5% 5/15/28 (e)	1,095	1,093
5.25% 5/15/37 (e)	415	416
5.25% 5/15/42 (e)	415	403
5.25% 5/15/47 (e)	410	384
5.25% 5/15/52 (e)	775	708
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	945	898
5% 10/1/48 (e)	1,055	966
5% 10/1/53 (e)	2,330	2,077
Roseman Univ. of Health:
Series 2020:
5% 4/1/40 (e)	720	736
5% 4/1/40 (Pre-Refunded to 4/1/30 @ 100) (e)	30	34
5% 4/1/50 (e)	520	521
Series 2021 A:
3% 7/1/50	2,640	1,932
4.5% 6/1/56 (e)	14,095	11,618
Series 2021 B, 6.5% 6/1/56 (e)	4,700	4,033
Westosha Cent High School District Series 2021:
1.625% 3/1/32	1,010	824
2% 3/1/35	1,000	813
2% 3/1/36	1,005	797
Wisconsin Gen. Oblig. Series 2025 1, 5% 5/1/34 (i)	2,025	2,338
Wisconsin Health & Edl. Facilities:
Series 2013 B2, 4% 11/15/43	3,890	3,753
Series 2014, 4% 5/1/33 (Pre-Refunded to 5/1/24 @ 100)	2,920	2,920
Series 2016 A:
5% 2/15/28	1,965	2,002
5% 2/15/29	2,550	2,600
5% 2/15/30	2,805	2,861
Series 2016, 4% 12/1/46	4,350	4,171
Series 2017 A:
4% 4/1/39	2,140	2,080
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	830	881
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	1,425	1,512
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	1,575	1,671
Series 2019 A, 5% 11/1/46	540	465
Series 2019 B1, 2.825% 11/1/28	670	616
Wisconsin Rapids School District Series 2021:
1.7% 4/1/32	1,600	1,335
2% 4/1/38	2,100	1,470
TOTAL WISCONSIN		81,538
TOTAL MUNICIPAL BONDS (Cost $4,654,192)		4,576,591

Money Market Funds - 1.1%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 3.63% (j)(k) (Cost $51,960)	51,967,564	51,980

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $4,706,152)	4,628,571
NET OTHER ASSETS (LIABILITIES) - 0.7%	33,415
NET ASSETS - 100.0%	4,661,986

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,484,000 or 1.8% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Level 3 security
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.63%	30,159	209,998	188,187	481	5	5	51,980	2.5%
Total	30,159	209,998	188,187	481	5	5	51,980

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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